Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
a.Share capital

Data	Class A	Class B	Total
2021	228,521,790	37,718,654	266,240,444
2022	284,765,936	117,037,105	401,803,041
At December 31, 2022, Inter & Co, Inc.'s authorized share capital is US$50,000 divided into 20,000,000,000 shares with par value of US$0.0000025 each, of which 284,765,936 have been issued as class A shares with a par value of US$0.0000025 each and 117,037,105 have been issued as class B shares with a par value of US$0.0000025 each. The share capital comprising shares issued refers to the authorized capital. Inter & Co. Inc’s paid-up share capital was R$13 at December 31, 2022.
Without prejudice to any special rights conferred thereby on the holders of any other shares or class of shares established holders of Class A Shares and holders of Class B Shares shall:
(a)    have the same rights, except regarding voting right. Holders of Class A Shares have the right to 1 (one) vote in any of the matters being decided in the general meetings, while holders of Class B Shares have the right to 10 (ten) votes in any of the matters being decided in the general meetings of Inter & Co.
(b)    be entitled to such dividends as the Board may from time to time declare; Holders of Class A common shares and Class B common shares will be entitled to receive equal dividends proportional to their interest in the Company.
(c)    in the event of a winding-up or dissolution of the Company, whether voluntary or involuntary or for the purposes of a reorganization or otherwise or upon any distribution of capital, be entitled to the surplus assets of the Company, subject to the terms of any shareholders agreement to which all Members are a party; and
(d)    generally be entitled to enjoy all of the rights attaching to Class A and Class B shares.
b.Reserves
In the year ended December 31, 2022, Inter & Co, Inc. concluded the final stage of its corporate reorganization, as described in note 1. Accordingly, reserve amount of R$7,817,670 is the transfer from non-controlling interest to equity of Inter & Co, Inc of the Banco Inter shareholders that exchanged their shares of Banco Inter for shares and/ or BDRs of Inter & Co, Inc
c.Other comprehensive income
The amount corresponds to the net change in fair value - financial assets at FVOCI, which includes the expected credit loss for those financial assets , exchange-rate change adjustment of foreign investment and the amounts resulting from the corporate reorganization, as described in note 1.
d.Dividends and interest on equity
Inter & Co Inc. has not declared or paid dividends in the year ended December 31, 2022.

Dividends/Interest on equity declared by the Company and subsidiaries	2022	2021	2020
Inter & Co	—	9,307	—
Banco Inter	38,056	10,373	39,949
Inter Digital (*)	25,812	—	—
Inter Food (*)	12,030	—	—
Total	75,898	19,680	39,949

(*)    Amount paid to non-controlling interest. The amounts paid to controllers are eliminated in the consolidation process.
e.Earnings (loss) per share
Basic and diluted loss per share is shown as follows:

	2022	2021	2020
Profit (loss) attributable to Owners of the company (In thousands of Reais)	(11,090)	(36,348)	9,648
Average number of shares	401,159,541	2,540,716,879	2,233,956,090
Diluted earnings (loss) per share (R$)	(0.0276)	(0.0143)	0.0043
Basic earnings (loss) per share (R$)	(0.0276)	(0.0143)	0.0043
Basic and diluted earnings (loss) per share are presented based on the two classes of shares, A and B, and are calculated by dividing the profit (loss) attributable to the parent company by the weighted average number of shares of each class outstanding in the current year.
For the purposes of calculating earnings per share for 2021, the number of common shares is adjusted retroactively to January 1, 2019, as a result of the corporate reorganization described in note 1.
f.Non-controlling interest
Prior to the corporate reorganization described in note 1, non-controlling interest corresponds to the investments of third parties in the direct and indirect subsidiaries of Inter.
Following the corporate reorganization, in the years 2021 and 2020, non-controlling interest corresponds to third party investors in Banco Inter and third party investors in the direct and indirect subsidiaries of Banco Inter.
In 2022, Inter & Co and Banco Inter completed the corporate reorganization described in note 1 and the transfer from non-controlling interest to equity of Inter & Co, Inc of the Banco Inter shareholders that exchanged their shares of Banco Inter for shares and/ or BDRs of Inter & Co, Inc reduced the non-controlling interest of the Inter & Co, Inc by R$5,656,106. The remaining non-controlling shareholders of Inter & Co, Inc refers to minority interests in the subsidiaries of Banco Inter.
Below is a reconciliation of the effects on Inter & Co, Inc.'s reserves after the corporate reorganization:

Reflex Impacts	2021	Changes	2022
% Participation (a)	31.44%	68.56%	100.00%
Share Capital (b)	209,476	7,143,989	7,353,465
Capital reduction - Cash out (c)	—	(1,150,000)	(1,150,000)
Capital Reserves (d)	2,466,974	(839,096)	1,627,878
Dividends and interest on equity	(3,122)	(34,934)	(38,056)
Subtotal	2,673,328	5,119,959	7,793,287
Inter profit for the year	55,068	(11,090)	43,978
Others	—	(19,595)	(19,595)
Total	2,728,396	5,089,274	7,817,670

(a)    Refers to Inter & Co, Inc.'s stake in Inter Holding, Banco Inter's direct parent company.
(b)    Refers to the balance of capital stock arising from Inter and its subsidiaries, which were fully reflected to Inter & Co, after an indirect increase in equity interest.
(c)    On October 19, 2022, Banco Inter’s capital was reduced in the amount of R$1,150,000. The funds received by Inter Holding Financeira S.A., Inter's sole shareholder, as a result of the capital reduction, were used to amortize the financing obtained by HoldFin to pay the cash-out, within the scope of the corporate reorganization, in the amount of R$ 1,145,749, the remaining amount was classified as cash and cash equivalents.
(d)    Refers to the balance reflecting reserves arising from Inter and its subsidiaries, which were fully reflected to Inter & Co, after an indirect increase in equity interest.